Business combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Fair value of major classes of identifiable assets acquired and liabilities assumed
	Book value prior to
	purchase accounting	Fair value		Measurement		As recorded by
(In thousands)	adjustments	adjustments		period adjustments		Popular, Inc.
Cash consideration	$1,843,256	$-		$-		$1,843,256
Assets:
Loans	$1,912,866	$(126,908)	[1]	$16,505	[1]	$1,802,463
Premises and equipment	1,246	-		-		1,246
Accrued income receivable	1,466	-		-		1,466
Other assets	5,020	-		(91)		4,929
Trademark	-	488		-		488
Total assets	$1,920,598	$(126,420)		$16,414		$1,810,592
Liabilities:
Other liabilities	$11,164	$-		$-		$11,164
Total liabilities	$11,164	$-		$-		$11,164
Net assets acquired	$1,909,434	$(126,420)		$16,414		$1,799,428
Goodwill on acquisition						$43,828
[1]	The fair value discount is comprised of $106 million related to the retail auto loans portfolio and $ 4 million related to the commercial loans portfolio.